Patents	12 Months Ended
Oct. 31, 2019
Intangible assets and goodwill [abstract]
Patents [Text Block]

8. Patents

	November 1,		October 31,			October 31,
	2017	Additions	2018	Additions	Impairment	2019
Cost	$782,828	$121,603	$904,431	$-	$(223,143)	$681,288
Accumulated amortization	351,366	156,960	508,326	152,962	-	661,288
Net book value	$431,462		$396,105			$20,000

The Company holds several patents in the United States for its Multimodal Fluid Condition Sensor Platform. In prior years, the Company had negotiated with a major automotive company and a Tier 1 manufacturer for the development and commercial exploitation of this patented technology. In 2019, the Company discontinued provisional patent applications in international jurisdictions and determined that patents was impaired, its carrying amount was higher than its recoverable amount. The value in use, measured as the present value of the future cash flows expected to be derived from this asset class, has been estimated at a minimum of $20,000 at October 31, 2019. Accordingly, the Company has recorded an impairment reserve of $223,143 in the current fiscal year. The Company maintains that there remains significant potential value in its existing patents in terms of potential licensing agreements and royalty fees once it begins to exploit this asset class in the future.